Document and Entity Information	Feb. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 01, 2026
Entity Registrant Name	CERES ORION L.P.
Entity Incorporation State Country Code	NY
Entity File Number	000-50271
Entity Tax Identification Number	22-3644546
Entity Address Address Line 1	c/o Ceres Managed Futures LLC
Entity Address Address Line 2	1585 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	855
Local Phone Number	672-4468
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001227265